Performance Management - Retirement - Thornburg Investment Income Builder Fund	Aug. 20, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in Investment Income Builder Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Index Value USD, each a broad-based securities market index that represents the overall applicable market in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Total Return Index Value USD, and 75% MSCI World Net Total Return USD Index, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in Investment Income Builder Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart [Heading]	Annual Total Returns – Class R3 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Total Returns	Quarter ended
Highest Quarterly Results	15.81%	12/31/2020
Lowest Quarterly Results	-26.02%	3/31/2020

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	15.81%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(26.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

CLASS R3 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	36.09%	14.51%	10.50%
Return After Taxes on Distributions	33.50%	12.33%	8.54%
Return After Taxes on Distributions and Sale of Fund Shares	21.68%	10.49%	7.48%
MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	7.30%	-0.36%	2.01%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	17.60%	9.01%	9.73%

CLASS R4 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	36.20%	14.63%	10.61%
MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	7.30%	-0.36%	2.01%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	17.60%	9.01%	9.73%

CLASS R5 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	36.78%	15.09%	11.05%
MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	7.30%	-0.36%	2.01%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	17.60%	9.01%	9.73%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or U.S. taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200